Share Based Compensation (Tables)	6 Months Ended
Mar. 31, 2024
Share Based Compensation [Abstract]
Schedule of Assumptions Used to Estimate Fair Values of Share Options Granted	The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:
	April 2016		October 2016		July 2017
Risk-free rate of return		3.18%		3.18%		3.21%
Contractual life of option		10 years		10 years		8.4 years
Estimated volatility rate		37%		37%		35%
Expected dividend yield		0%		0%		0%
Fair value of underlying ordinary shares*	US$	0.0003	US$	0.0004	US$	0.0005
*	after giving effects to share subdivision in September 2023

Schedule of Share-based Compensation Expenses	For the six months ended March 31, 2023 and 2024, the total share-based compensation expenses were comprised of the following:
	For the Six Months Ended March 31,
	2023	2024
	RMB	RMB
Selling and marketing expenses	12	8
General and administrative expenses	2,273	1,508
Research and development expenses	22	15
	2,307	1,531